RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Non-trading receivables	$ 448	$ 3
Trading receivable, net	7	4,749
Total	7	4,752
GoldenTom
RELATED PARTY TRANSACTIONS
Trading receivable, gross	778	4,749
Less: allowance for doubtful accounts	(778)
Trading receivable, net	0	4,749	1,056
Revenue shared with a related party	1,991	3,432	249
Deferred revenue	425	2,081	645
Others
RELATED PARTY TRANSACTIONS
Non-trading receivables	6	3
Ariadne
RELATED PARTY TRANSACTIONS
Non-trading receivables	442
Beijing Yesway Information Technology Co., Ltd
RELATED PARTY TRANSACTIONS
Trading receivable, net	$ 7